Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum payments under the various operating leases are as follows:
2016	$413
2017	413
2018	413
2019	379
2020	326
Thereafter	713

Total minimum payments required	$2,657